Statements of comprehensive income (loss) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income
Net realized losses on redemptions and sales of gold bullion	$ (2,757,701)	$ (13,241,616)
Change in unrealized gains (losses) on gold bullion	268,523,339	164,576,409
Other income		2,512
Total income (loss)	265,765,638	151,337,305
Expenses
Management fees (note 8)	7,698,892	7,624,214
Bullion storage fees	1,000,001	947,064
Sales tax	580,872	511,165
Listing and regulatory filing fees	253,650	381,571
Unitholder reporting costs	397,168	217,754
Administrative fees	187,659	165,761
Legal fees	88,643	115,446
Audit fees	100,000	80,711
Net foreign exchange (gains) losses	39,772	36,562
Trustee fees	4,417	26,125
Independent Review Committee fees	24,248	4,151
Custodial fees	8,680	598
Total expenses	10,384,002	10,111,122
Net income (loss) and comprehensive income (loss)	$ 255,381,636	$ 141,226,183
Weighted average number of units	213,754,800	212,134,417
Increase (decrease) in total equity from operations per Unit	$ 1.19	$ 0.67